UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Global Real Estate Fund

Annual Report
10.31.08

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

It was an extraordinarily challenging year for just about every financial market and asset class in the world. Property stocks were no exception. Between November 1, 2007, and October 31, 2008, global real estate securities, as measured by the Fund’s benchmark S&P/Citigroup World Property Index, lost more than half their value, as the index returned –51.48%. What began in 2007 with troubles with subprime mortgages turned into a full-blown credit crisis, especially in the period’s final months. With lending activity hard to come by throughout the period and virtually nonexistent in the final months of the period, real estate securities — an asset class that depends heavily on the availability of capital — performed very poorly.

“It was an extraordinarily
challenging year for just about
every financial market in
the world...”

For the year ended October 31, 2008, John Hancock Global Real Estate Fund’s Class A shares had a total return of –54.66% at net asset value. The average Morningstar specialty/real estate fund returned –50.57% and the broad market, as measured by the S&P 500 Index, returned –36.10% during the same time frame. The Fund’s old index, The MSCI U.S. REIT Index, returned –40.46%. A significant overweighting in Hong Kong property stocks detracted from the Fund’s relative performance. Within Hong Kong, positions in Shenzhen Investment Ltd. and Road King Infrastructure Ltd. were significant disappointments. Our relative underexposure to the better-performing U.S. market for most of the period, especially to less economically sensitive areas as health care and self storage, also detracted, as did an overweighting in the weak U.K. market. On the positive side, we benefited from favorable stock selection and being significantly underweighted in poor-performing Australia. Helping relative performance in this market were our positions in office REIT Commonwealth Property Office Fund and global retail giant Westfield Group, both of which benefited from their relatively clean balance sheets. Also contributing were a handful of U.S. apartment REITs — Essex Property Trust, Inc., Avalonbay Communities, Inc. and BRE Properties, Inc. — that benefited from increased demand for rental housing.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets.

6	Global Real Estate Fund | Annual report

A look at performance

For the period ended October 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	9-30-98	–56.93	–1.58	5.66	—	–56.93	–7.63	73.35	—

B	3-1-00	–56.75	–1.52	—	6.28	–56.75	–7.37	—	69.49

C	3-1-00	–55.35	–1.27	—	6.27	–55.35	–6.20	—	69.46

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2009. The net expenses are as follows: Class A — 1.54%, Class B — 2.24%, Class C —2.24%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows Class A — 1.80%, Class B — 2.51%, Class C — 2.50%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | Global Real Estate Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Global Real Estate Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in three separate indexes.

			With
	Period	Without	maximum
Class	beginning	sales charge	sales charge	Index 1	Index 2	Index 3

B2,3	3-1-00	$16,949	$16,949	$20,184	$23,824	$8,145

C2,3	3-1-00	16,946	16,946	20,184	23,824	8,145

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of October 31, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s/Citigroup World Property Index — Index 1 — is an unmanaged index consisting of U.S. and foreign companies.

MSCI U.S. REIT Index — Index 2 — is an unmanaged index consisting of the most actively traded real estate investment trusts.

Standard & Poor’s 500 Index — Index 3 — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Index 1 figure as of closest month end to inception date.

8	Global Real Estate Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2008 with the same investment held until October 31, 2008.

	Account value	Ending value	Expenses paid during
	on 5-1-08	on 10-31-08	period ended 10-31-08[1]

Class A	$1,000.00	$551.00	$4.72

Class B	1,000.00	548.80	7.36

Class C	1,000.00	548.40	7.55

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Global Real Estate Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2008, with the same investment held until October 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-08	on 10-31-08	period ended 10-31-08[1]

Class A	$1,000.00	$1,019.10	$6.14

Class B	1,000.00	1,015.60	9.58

Class C	1,000.00	1,015.40	9.83

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.21%, 1.89% and 1.94% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

10	Global Real Estate Fund | Annual report

Portfolio summary

Top 10 holdings[1]

Westfield Group	4.8%	Simon Property Group, Inc.	3.2%

Mitsubishi Estate Co., Ltd.	4.3%	Vornado Realty Trust	3.1%

Digital Realty Trust, Inc.	3.9%	Essex Property Trust, Inc.	3.0%

Mitsui Fudosan Co., Ltd.	3.8%	Cheung Kong (Holdings) Ltd.	3.0%

Unibail-Rodamco	3.4%	Daito Trust Construction Co., Ltd.	2.7%

Industry distribution[1]

Real estate management & development		Electric utilities	3%

	28%	Casinos & gaming	2%

Office REITs	20%	Industrial REITs	2%

Retail REITs	20%	Highways & rail tracks	1%

Residential REITs	7%	Real estate development	1%

Diversified REITs	7%	Asset management & custody banks	1%

Specialized REITs	4%	Short-term investments & other	4%

1 As a percentage of net assets on October 31, 2008.

Annual report | Global Real Estate Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-08

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by country. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.29%		$21,919,163

(Cost $34,157,857)

Australia 7.16%		1,628,994

Commonwealth Property Office Fund (Office REIT)	343,000	303,094

Stockland (Diversified REIT)	84,397	226,950

Westfield Group (Retail REIT)	99,500	1,098,950

Bermuda 1.07%		244,756

Hongkong Land Holdings Ltd. (Real Estate Management & Development)	90,000	244,756

Canada 2.14%		486,730

Artis Real Estate Investment Trust (Retail REIT)	32,200	256,467

Retrocom Mid-Market Real Estate Investment Trust (Diversified REIT)	123,900	230,263

China 0.94%		214,055

Soho China Ltd. (Real Estate Development)	720,000	214,055

France 4.39%		999,610

Societe Fonciere Lyonnaise (Office REIT)	6,337	234,687

Unibail-Rodamco (Retail REIT)	5,100	764,923

Germany 1.31%		297,247

IVG Immobilien AG (Real Estate Management & Development)	44,800	297,247

Hong Kong 15.97%		3,635,228

Cheung Kong (Holdings) Ltd. (Electric Utilities)	70,000	672,107

China Overseas Land & Investment Ltd. (Real Estate Management
& Development)	231,000	260,861

China Resources Land Ltd. (Real Estate Management & Development)	324,000	327,967

Franshion Properties (Real Estate Management & Development)	770,000	148,244

Henderson Land Development Co. Ltd. (Real Estate Management
& Development)	46,000	166,354

Keck Seng Investments Ltd. (Real Estate Management & Development)	687,679	163,998

Melco Crown Entertainment, Ltd. ADR (Casinos & Gaming) (I)(L)	144,000	590,400

Road King Infrastructure, Ltd. (Highways & Railtracks)	1,193,922	347,183

Shenzhen Investment Ltd. (Real Estate Management & Development)	2,898,730	300,329

Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	58,000	508,144

Wharf (Holdings) Ltd. (Real Estate Management & Development)	75,000	149,641

See notes to financial statements

12	Global Real Estate Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Japan 17.13%		$3,899,879

Daito Trust Construction Co. Ltd. (Real Estate Management
& Development)	14,700	620,120

Japan Retail Fund Investment Corp. (Retail REIT)	98	353,937

Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	55,000	982,484

Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	50,000	872,163

Nippon Building Fund, Inc. (Office REIT)	64	614,975

Sumitomo Realty & Development Co. Ltd. (Real Estate Management
& Development)	28,000	456,200

Malaysia 1.64%		372,910

Axis Real Estate Investment Trust (Office REIT)	567,000	223,542

KLCC Property Holdings Berhad (Real Estate Management & Development)	195,000	149,368

Singapore 3.69%		840,944

Allco Commerical Real Estate Investment Trust (Office REIT)	2,110,000	353,621

ARA Asset Management (Asset Management & Custody Banks)	826,978	192,275

Lippo-Mapletree Indonesia Retail Trust (Retail REIT)	1,675,000	295,048

United Kingdom 5.45%		1,240,484

British Land Co. PLC (Diversified REIT)	41,227	411,099

Hammerson PLC (Retail REIT)	37,000	426,444

Land Securities Group PLC (Retail REIT)	22,700	402,941

United States 35.40%		8,058,326

Alexandria Real Estate Equities, Inc. (Office REIT)	7,700	535,304

AMB Property Corp. (Industrial REIT)	7,700	185,031

AvalonBay Communities, Inc. (Residential REIT)	6,900	490,038

Boston Properties, Inc. (Office REIT)	6,600	467,808

BRE Properties, Inc. (Class A) (Residential REIT)	12,500	435,125

Corporate Office Properties Trust (Office REIT)	7,500	233,175

Digital Realty Trust, Inc. (Office REIT)	26,800	897,265

Douglas Emmett, Inc. (Office REIT)	16,000	241,600

Essex Property Trust, Inc. (Residential REIT)	7,100	690,830

HCP, Inc. (Specialized REIT)	10,300	308,279

Healthcare Realty Trust, Inc. (Specialized REIT)	10,442	266,793

Host Hotels & Resorts, Inc. (Specialized REIT)	24,510	253,434

Mack-Cali Realty Corp. (Office REIT)	8,900	202,208

ProLogis Co. (Industrial REIT)	14,900	208,600

Simon Property Group, Inc. (Retail REIT)	10,770	721,913

SL Green Realty Corp. (Office REIT)	7,100	298,484

Tanger Factory Outlet Centers, Inc. (Retail REIT)	7,800	282,126

Tejon Ranch Co. (Real Estate Management & Development)	6,200	180,172

Thomas Properties Group, Inc. (Real Estate Management & Development)	65,416	454,641

Vornado Realty Trust (Diversified REIT)	10,000	705,500

See notes to financial statements

Annual report | Global Real Estate Fund	13

F I N A N C I A L   S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 3.29%			$748,548

(Cost $748,548)
Joint Repurchase Agreement 0.84%			191,000

Joint Repurchase Agreement with Barclays dated 10-31-08
at 0.150% to be repurchased at $191,002 on 11-03-08,
collateralized by $231,538 U.S. Treasury Inflation Indexed Note
1.750% on 1-15-28 (valued at $194,820 including interest).		$191	191,000

		Shares

Cash Equivalents 2.45%			557,548

John Hancock Cash Investment Trust (T)(W)	2.1118% (Y)	557,548	557,548

Total investments (Cost $34,906,405)† 99.58%			$22,667,711

Other assets and liabilities, net 0.42%			$104,851

Total net assets 100.00%			$22,772,562

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of October 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of October 31, 2008.

† At October 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $35,131,566. Net unrealized depreciation aggregated to $12,463,855 of which $1,765,352 related to appreciated investment securities and $14,229,207 related to depreciated investment securities.

See notes to financial statements

14	Global Real Estate Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $34,348,857) including
$546,616 of securities loaned (Note 2)	$22,110,163
Investments in affiliated issuers, at value (Cost $557,548)	557,548
Total investments, at value (Cost $34,906,405)	22,667,711
Foreign currency at value (Cost $3,547)	3,587
Cash	962
Receivable for investments sold	643,115
Receivable for shares sold	21,061
Dividends and interest receivable	55,132
Receivable from affiliates	3,906
Other assets	139,847

Total assets	23,535,321

Liabilities

Payable for investments purchased	101,589
Payable for shares repurchased	11,721
Payable upon return of securities loaned (Note 2)	557,548
Payable to affiliates
Management fees	16,104
Distribution and service fees	11,883
Other	24,206
Other payables and accrued expenses	39,708

Total liabilities	762,759

Net assets

Capital paid-in	33,715,980
Accumulated net realized gain on investments and foreign currency transactions	1,297,384
Net unrealized depreciation of investments and translation of assets and
liabilities in foreign currencies	(12,238,708)
Accumulated net investment loss	(2,094)

Net assets	$22,772,562

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($13,214,735 ÷ 1,640,329 shares)	$8.06
Class B ($5,238,762 ÷ 652,264 shares)[1]	$8.03
Class C ($4,319,065 ÷ 537,699 shares)[1]	$8.03

Maximum offering price per share

Class A ($8.06 ÷ 95.0%)[2]	$8.48

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Global Real Estate Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $92,696)	$2,006,530
Securities lending	29,828
Interest	26,020
Income from affiliated issuers	11,081

Total investment income	2,073,459

Expenses

Investment management fees (Note 5)	374,199
Distribution and service fees (Note 5)	276,034
Transfer agent fees (Note 5)	173,748
Accounting and legal services fees (Note 5)	5,689
Blue sky fees	49,571
Custodian fees	40,446
Printing fees	39,311
Professional fees	32,216
Trustees’ fees	3,275
Miscellaneous	8,792

Total expenses	1,003,281
Less expense reductions (Note 5)	(142,385)

Net expenses	860,896

Net investment income	1,212,563

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	3,827,808
Foreign currency transactions	(154,062)
3,673,746
Change in net unrealized appreciation (depreciation) of
Investments	(38,266,120)
Translation of assets and liabilities in foreign currencies	(107)
(38,266,227)

Net realized and unrealized loss	(34,592,481)

Decrease in net assets from operations	($33,379,918)

See notes to financial statements

16	Global Real Estate Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-07	10-31-08

Increase (decrease) in net assets
From operations
Net investment income	$506,222	$1,212,563
Net realized gain	13,444,561	3,673,746
Change in net unrealized appreciation (depreciation)	(9,801,942)	(38,266,227)

Increase (decrease) in net assets resulting from operations	4,148,841	(33,379,918)

Distributions to shareholders
From net investment income
Class A	(289,406)	(720,892)
Class B	(6,696)	(212,482)
Class C	(4,269)	(153,564)
From net realized gain
Class A	(5,394,040)	(7,279,143)
Class B	(2,628,948)	(3,112,280)
Class C	(1,685,444)	(2,091,675)

	(10,008,803)	(13,570,036)

From Fund share transactions (Note 6)	(4,891,940)	(3,796,112)

Total decrease	(10,751,902)	(50,746,066)

Net assets
Beginning of year	84,270,530	73,518,628
End of year[1]	$73,518,628	$22,772,562

1 Includes accumulated net investment income (loss) of $17,081 and ($2,094), respectively.

See notes to financial statements

Annual report | Global Real Estate Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	10-31-08

Per share operating performance

Net asset value, beginning of year	$13.49	$16.65	$18.46	$24.30	$22.92
Net investment income[2]	0.30	0.30	0.31	0.21	0.41
Net realized and unrealized gain
(loss) on investments	3.25	2.32	6.34	1.20	(10.82)
Total from investment operations	3.55	2.62	6.65	1.41	(10.41)
Less distributions
From net investment income	(0.33)	(0.41)	(0.28)	(0.14)	(0.39)
From net realized gain	(0.06)	(0.40)	(0.53)	(2.65)	(4.06)
Total distributions	(0.39)	(0.81)	(0.81)	(2.79)	(4.45)
Net asset value, end of year	$16.65	$18.46	$24.30	$22.92	$8.06
Total return (%)[3]	26.78[4]	15.99[4]	37.22[4]	6.27	(54.66)[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$28	$34	$45	$43	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	1.65	1.59	1.54	1.86
Expenses net of all fee waivers	1.65	1.60	1.55	1.54	1.56
Expenses net of all fee waivers
and credits	1.65	1.60	1.55	1.54	1.55
Net investment income	2.01	1.70	1.47	0.91	2.88
Portfolio turnover (%)	98	13	32	35	91

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

18	Global Real Estate Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	10-31-08

Per share operating performance

Net asset value, beginning of year	$13.48	$16.63	$18.44	$24.26	$22.85
Net investment income[2]	0.20	0.18	0.17	0.04	0.31
Net realized and unrealized gain
(loss) on investments	3.24	2.32	6.31	1.21	(10.79)
Total from investment operations	3.44	2.50	6.48	1.25	(10.48)
Less distributions
From net investment income	(0.23)	(0.29)	(0.13)	(0.01)	(0.28)
From net realized gain	(0.06)	(0.40)	(0.53)	(2.65)	(4.06)
Total distributions	(0.29)	(0.69)	(0.66)	(2.66)	(4.34)
Net asset value, end of year	$16.63	$18.44	$24.26	$22.85	$8.03
Total return (%)[3]	25.87[4]	15.22[4]	36.21[4]	5.52	(55.00)[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$24	$23	$24	$18	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.40	2.35	2.29	2.24	2.56
Expenses net of all fee waivers	2.35	2.30	2.25	2.24	2.26
Expenses net of all fee waivers
and credits	2.35	2.30	2.25	2.24	2.25
Net investment income	1.33	1.00	0.82	0.19	2.20
Portfolio turnover (%)	98	13	32	35	91

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

Annual report | Global Real Estate Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	10-31-08

Per share operating performance

Net asset value, beginning of year	$13.48	$16.63	$18.44	$24.26	$22.85
Net investment income[2]	0.19	0.18	0.16	0.04	0.31
Net realized and unrealized gain
(loss) on investments	3.25	2.32	6.32	1.21	(10.79)
Total from investment operations	3.44	2.50	6.48	1.25	(10.48)
Less distributions
From net investment income	(0.23)	(0.29)	(0.13)	(0.01)	(0.28)
From net realized gain	(0.06)	(0.40)	(0.53)	(2.65)	(4.06)
Total distributions	(0.29)	(0.69)	(0.66)	(2.66)	(4.34)
Net asset value, end of year	$16.63	$18.44	$24.26	$22.85	$8.03
Total return (%)[3]	25.87[4]	15.22[4]	36.21[4]	5.52	(55.00)[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$14	$13	$15	$12	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	2.40	2.35	2.29	2.24	2.55
Expenses net of all fee waivers	2.35	2.30	2.25	2.24	2.25
Expenses net of all fee waivers
and credits	2.35	2.30	2.25	2.24	2.25
Net investment income	1.32	1.01	0.79	0.18	2.17
Portfolio turnover (%)	98	13	32	35	91

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

20	Global Real Estate Fund | Annual report

Notes to financial statements

Note 1
Organization

John Hancock Global Real Estate Fund (the Fund) is a diversified series of John Hancock Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events

Annual report | Global Real Estate Fund	21

that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered

22	Global Real Estate Fund | Annual report

into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2008.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, to the maximum extent permitted by law to the extent of any overdraft.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending its securities either in the form of fees, guarantees, and/or by retaining a portion of its interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent may be affected by the failure and by any delays in recovery of the securities (or loss of rights in the collateral).

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund is subject to the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of October 31, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

Annual report | Global Real Estate Fund	23

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are distributed annually. During the year ended October 31, 2007, the tax character of distributions paid was as follows: ordinary income $300,371 and long-term capital gain $9,708,432. During the year ended October 31, 2008, the tax character of distributions paid was as follows: ordinary income $1,972,506 and long-term capital gain $11,597,530. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2008, the components of distributable earnings on a tax basis included $0 of undistributed ordinary income and $1,522,544 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions, partnerships and treating a portion of the proceeds from redemptions as distributions for tax purposes.

Real Estate Investment Trusts

The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust (REIT) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Note 3
Risks and uncertainties Real estate concentration risk

The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctua-tions than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with property values; increases in property taxes, operating expenses, interest rates or competition; zoning changes; and losses from casualty and condemnation.

24	Global Real Estate Fund | Annual report

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $1,500,000,000 of the Fund’s average daily net asset value and (b) 0.75% of the Fund’s daily average net asset value in excess of $1,500,000,000. The effective rate for the management fee is 0.80% of the Fund’s average daily net asset value for the year ended October 31, 2008. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees. The adviser has contractually agreed to limit the Fund’s total operating expenses of Class A shares to 1.54% and Class B and Class C shares to 2.24% of the net asset value of each respective class. The expense is in effect until June 30, 2009 and thereafter until terminated by the adviser. Reimbursements under this agreement amounted to $139,846 for the year ended October 31, 2008.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2008, JH Funds received net up-front sales charges of $48,352 with regard to sales of Class A shares. Of this amount, $6,055 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $37,487 was paid as sales

Annual report | Global Real Estate Fund	25

commissions to unrelated broker-dealers and $4,810 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2008, CDSCs received by JH Funds amounted to $24,104 for Class B shares and $1,314 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for all Classes based on each class’s average daily net assets.

• For the period of November 1, 2007 to  May 31, 2008, the Fund paid a monthly fee which is based on an annual rate of $15.00, $17.50, and $16.50 for each shareholder account for Class A, B, and C, respectively. Effective June 1, 2008, all classes paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from Signature Services as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended October 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $2,539 for transfer agent credits earned.

Class level expenses for the year ended October 31, 2008 were as follows:

	Distribution and	Transfer agent
Share class	service fees	fees

Class A	$82,164	$101,810
Class B	112,081	41,898
Class C	81,789	30,040
Total	$276,034	$173,748

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $5,689 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaf-filiated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses The Deferred Compensation Plan investments had no impact on the operations of the Fund.

26	Global Real Estate Fund | Annual report

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2007, and the year ended October 31, 2008, along with the corresponding dollar value.

	Year ended 10-31-07		Year ended 10-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	909,112	$21,465,856	381,119	$5,250,595
Distributions reinvested	240,452	5,316,774	463,092	7,240,612
Repurchased	(1,135,338)	(25,640,248)	(1,074,536)	(14,723,031)
Net increase (decrease)	14,226	$1,142,382	(230,325)	($2,231,824)

Class B shares

Sold	165,837	$3,902,302	61,100	$854,597
Distributions reinvested	110,007	2,427,874	195,489	3,059,605
Repurchased	(478,299)	(10,847,393)	(410,642)	(5,778,894)
Net decrease	(202,455)	($4,517,217)	(154,053)	($1,864,692)

Class C shares

Sold	163,568	$3,866,140	42,663	$586,211
Distributions reinvested	71,316	1,574,677	135,461	2,119,429
Repurchased	(305,683)	(6,957,922)	(175,389)	(2,405,236)
Net increase (decrease)	(70,799)	($1,517,105)	2,735	$300,404

Net decrease	(259,028)	($4,891,940)	(381,643)	($3,796,112)

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2008, aggregated $43,002,784 and $59,480,672, respectively.

Annual report | Global Real Estate Fund	27

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Series Trust and Shareholders of
John Hancock Global Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Real Estate Fund (the Fund) at October 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2008 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 22, 2008

28	Global Real Estate Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2008.

The Fund has designated distributions to shareholders of $13,644,394 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2008, 5.39% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | Global Real Estate Fund	29

Board Consideration of and
Continuation of Investment
Advisory Agreement and Subadvisory
Agreement: John Hancock Global
Real Estate Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Series Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Global Real Estate Fund (the Fund). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 5-6 and June 9-10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

30	Global Real Estate Fund | Annual report

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark indices. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for the 5-year period was generally in line with the Peer Group and Category medians, and higher than its benchmark indices, the MSCI US REIT Index and the Standard & Poor’s 500 Index. The Board also noted that the Fund’s performance for the 1-year period was lower than the Standard & Poor’s 500 Index but higher than the benchmark index for the 5-year period. The Board favorably viewed that the Fund’s performance for the 1- and 3-year periods was higher than the median performance of the Peer Group and Category, and the MSCI US REIT Index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group and lower than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and

Annual report | Global Real Estate Fund	31

equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

32	Global Real Estate Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	1998	50

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1998	50

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since
2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century
Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen
(manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[4] Born: 1952	2008	50

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner,[2] Born: 1938	1998	50

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	50

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Annual report | Global Real Estate Fund	33

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Dr. John A. Moore,[2] Born: 1939	2005	50

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until
2007).

Patti McGill Peterson,[2] Born: 1943	2005	50

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (until 1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational Exchange
(since 2003).

Steven R. Pruchansky, Born: 1944	1998	50

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First
Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Non-Independent Trustees[3]
Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	267

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

34	Global Real Estate Fund | Annual report

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003);
Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President,
John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, LLC, John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Annual report | Global Real Estate Fund	35

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Senior Vice President, John Hancock
Life Insurance Company (since 2004); Director, Executive Vice President and Chief Operating Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2007); Director, Executive Vice
President and Chief Operating Officer, John Hancock Investment Management Services, LLC (since
2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (since 2007); Director, Executive Vice President and Chief Financial Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005–2007); Director, Executive Vice
President and Chief Financial Officer, John Hancock Investment Management Services, LLC (2005–2007);
Executive Vice President and Chief Financial Officer, MFC Global (U.S.) (2005–2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock
Funds II, John Hancock Funds III and John Hancock Trust (2005–2007); Vice President and General
Manager, John Hancock Fixed Annuities, U.S. Wealth Management (2004–2005); Vice President,
Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008.

36	Global Real Estate Fund | Annual report

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Advisers, LLC
James R. Boyle†
William H. Cunningham	Subadviser
Deborah C. Jackson	MFC Global Investment
Charles L. Ladner*	Management (U.S.), LLC
Stanley Martin*
Dr. John A. Moore*	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Steven R. Pruchansky
*Members of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank & Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered
Francis V. Knox, Jr.	public accounting firm
Chief Compliance Officer	PricewaterhouseCoopers LLP

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Annual report | Global Real Estate Fund	37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Lin
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Real Estate Fund.	0500A 10/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/08

John Hancock
MUTUAL FUNDS

John Hancock
Mid Cap Equity Fund

Annual Report
10.31.08

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

In August, Daniel H. Cole, CFA assumed the leadership of the Fund’s investment management team, replacing Henry Mehlman and Alan Norton, who left to pursue other opportunities.

U.S. stocks plunged during the 12 months ended October 31, 2008, as market volatility reached levels not seen in decades. The primary catalyst for this sharp decline was a persistent worsening of credit and liquidity problems affecting the financial sector, which reached a crisis level in September when a number of major financial institutions were forced into bankruptcy, government conservatorship or takeover by a competitor. The credit and financial stress also weighed on an already weak economy. As the financial and economic difficulties intensified, the stock market fell steadily, with an accelerated decline in the last two months of the period.

“U.S. stocks plunged during the 12
months ended October 31, 2008, as
market volatility reached levels not
seen in decades.”

For the year ended October 31, 2008, John Hancock Mid Cap Equity Fund’s Class A shares posted a total return of –47.91% at net asset value, trailing the –42.22% average return of Morningstar’s Mid-Cap Growth fund category and the –36.70% return of the S&P MidCap 400/Citigroup Growth Index. The portfolio’s information technology and industrials holdings were the main contributors to the portfolio’s overall underperformance. The weakest performers were VistaPrint, Inc., which provides online customized marketing products and services, and Chicago Bridge & Iron Co., an engineering and construction firm that derives a substantial portion of its business from the energy and power industries. Two other notable detractors included chipmaker SiRF Technology Holdings and footwear maker Crocs, both of which were eliminated from the portfolio. The financial stocks in the portfolio contributed positively to relative performance, led by mid-sized, well-capitalized regional banks that held up well in a difficult financial environment because of their limited exposure to the bad loans and mortgage-related securities that sparked the credit crisis. One example from the portfolio is Cullen/Frost Bankers, Inc. Other top contributors included for-profit education company DeVry, Inc. and coal mining equipment maker Bucyrus International.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Mid Cap Equity Fund | Annual report

A look at performance

For the period ended October 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	8-4-03	–50.51	–2.82	—	–0.32	–50.51	–13.33	—	–1.65

B	8-4-03	–50.86	–2.69	—	–0.07	–50.86	–12.74	—	–0.35

C	8-4-03	–48.76	–2.36	—	0.11	–48.76	–11.24	—	0.56

I1	8-4-03	–47.76	–1.44	—	1.03	–47.76	–7.02	—	5.53

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until February 28, 2009. The net expenses are as follows: Class A — 1.38%, Class B — 2.05%, Class C — 1.98%, Class I — 0.95%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.94%, Class B — 3.61%, Class C — 3.55%, Class I — 3.03%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Annual report | Mid Cap Equity Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Mid Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s MidCap 400/Citigroup Growth Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	8-4-03	$10,044	$9,965	$11,658

C2	8-4-03	10,056	10,056	11,658

I3	8-4-03	10,553	10,553	11,658

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s MidCap 400/Citigroup Growth Index is an unmanaged index comprised of stocks representing approximately half of the S&P MidCap Index that have been identified as being on the growth end of the growth-value spectrum.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

8	Mid Cap Equity Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2008 with the same investment held until October 31, 2008.

	Account value	Ending value	Expenses paid during
	on 5-1-08	on 10-31-08	period ended 10-31-08[1]

Class A	$1,000.00	$647.80	$5.34

Class B	1,000.00	645.30	8.40

Class C	1,000.00	645.00	7.82

Class I	1,000.00	648.40	3.98

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Mid Cap Equity Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2008, with the same investment held until October 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-08	on 10-31-08	period ended 10-31-08[1]

Class A	$1,000.00	$1,018.70	$6.55

Class B	1,000.00	1,014.90	10.28

Class C	1,000.00	1,015.60	9.58

Class I	1,000.00	1,020.30	4.88

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.29%, 2.03%, 1.89%, and 0.96% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

10	Mid Cap Equity Fund | Annual report

Portfolio summary

Top 10 holdings[1]

O’Reilly Automotive, Inc.	2.7%	PetSmart, Inc.	2.3%

C.H. Robinson Worldwide, Inc.	2.5%	Shire PLC, ADR	2.2%

Cullen/Frost Bankers, Inc.	2.4%	Bally Technologies, Inc.	2.2%

IntercontinentalExchange, Inc.	2.4%	Chipotle Mexican Grill, Inc.	2.2%

Harris Corp.	2.3%	Thoratec Corp.	2.1%

Sector distribution[1,2]

Health care	21%	Energy	10%

Industrials	20%	Consumer staples	2%

Consumer discretionary	17%	Materials	2%

Information technology	14%	Telecommunication services	1%

Financials	13%

1 As a percentage of net assets on October 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Mid Cap Equity Fund	11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-08

This schedule is divided into one main category: common stocks. Common stocks are further broken down by industry group.

Issuer	Shares	Value

Common stocks 100.83%		$15,860,685

(Cost $22,796,686)

Aerospace & Defense 1.96%		307,957

Alliant Techsystems, Inc. (I)	3,731	307,957

Air Freight & Logistics 3.80%		597,331

C.H. Robinson Worldwide, Inc.	7,455	386,020

Expeditors International of Washington, Inc.	6,472	211,311

Airlines 1.71%		268,576

Ryanair Holdings PLC, SADR (I)	12,060	268,576

Apparel, Accessories & Luxury Goods 1.08%		170,300

Under Armour, Inc. (Class A) (I)	6,550	170,300

Application Software 3.59%		564,287

Concur Technologies, Inc. (I)	11,199	282,551

Salesforce.com, Inc. (I)	9,100	281,736

Asset Management & Custody Banks 3.47%		546,513

Eaton Vance Corp.	12,005	264,110

SEI Investments Co.	15,973	282,403

Automotive Retail 2.68%		421,560

O’Reilly Automotive, Inc. (I)	15,550	421,560

Biotechnology 3.32%		522,431

BioMarin Pharmaceutical, Inc. (I)	14,756	270,330

Onyx Pharmaceuticals, Inc. (I)	9,344	252,101

Casinos & Gaming 4.10%		644,687

Bally Technologies, Inc. (I)	15,900	352,185

Penn National Gaming, Inc. (I)	15,187	292,502

Coal & Consumable Fuels 0.88%		138,501

Alpha Natural Resources, Inc. (I)	3,872	138,501

Communications Equipment 2.28%		359,536

Harris Corp.	10,001	359,536

Computer & Electronics Retail 3.24%		509,182

GameStop Corp. (Class A) (I)	10,450	286,225

IHS, Inc. (Class A) (I)	6,300	222,957

See notes to financial statements

12	Mid Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Construction & Engineering 0.62%		$97,559

Chicago Bridge & Iron Co. NV	7,874	97,559

Construction & Farm Machinery & Heavy Trucks 1.27%		199,962

Joy Global, Inc.	6,900	199,962

Construction Materials 1.12%		175,571

Martin Marietta Materials, Inc.	2,240	175,571

Data Processing & Outsourced Services 0.98%		154,960

Euronet Worldwide, Inc. (I)	13,000	154,960

Department Stores 1.01%		158,788

Kohl’s Corp. (I)	4,520	158,788

Diversified Commercial & Professional Services 4.35%		685,188

Corrections Corp. of America (I)	14,358	274,381

FTI Consulting, Inc. (I)	4,324	251,873

Stantec, Inc. (I)	9,977	158,934

Diversified Financial Services 2.35%		369,448

IntercontinentalExchange, Inc. (I)	4,318	369,448

Education Services 1.54%		243,087

Devry, Inc.	4,288	243,087

Electrical Components & Equipment 1.48%		232,672

EnerSys, Inc. (I)	17,600	232,672

Fertilizers & Agricultural Chemicals 0.96%		150,847

CF Industries Holdings, Inc.	2,350	150,847

Health Care Equipment 8.87%		1,394,752

Gen-Probe, Inc. (I)	6,974	328,196

Hologic, Inc. (I)	22,157	271,202

ResMed, Inc. (I)	9,583	328,314

St Jude Medical, Inc. (I)	3,580	136,147

Thoratec Corp. (I)	13,440	330,893

Health Care Facilities 1.54%		242,018

Psychiatric Solutions, Inc. (I)	7,270	242,018

Health Care Supplies 2.50%		392,671

Align Technology, Inc. (I)	20,424	141,538

Inverness Medical Innovations, Inc. (I)	13,114	251,133

Industrial Machinery 1.67%		262,327

Flowserve Corp.	2,425	138,031

Valmont Industries, Inc.	2,269	124,296

Integrated Oil & Gas 1.62%		255,299

InterOil Corp. (I)	17,680	255,299

Internet Software & Services 1.62%		255,197

VistaPrint Ltd. (I)	14,950	255,197

Investment Banking & Brokerage 1.98%		311,550

Raymond James Financial, Inc.	13,377	311,550

See notes to financial statements

Annual report | Mid Cap Equity Fund	13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Life Sciences Tools & Services 2.21%		$348,241

Covance, Inc. (I)	4,096	204,800

QIAGEN NV (I)	10,059	143,441

Oil & Gas Equipment & Services 2.61%		409,904

Core Laboratories NV	3,150	232,155

FMC Technologies, Inc. (I)	5,080	177,749

Oil & Gas Exploration & Production 3.23%		507,646

Denbury Resources, Inc. (I)	9,560	121,508

Quicksilver Resources, Inc. (I)	11,000	115,170

Range Resources Corp.	6,418	270,968

Personal Products 0.93%		146,661

Alberto-Culver Co.	5,700	146,661

Pharmaceuticals 2.99%		470,551

Mylan, Inc. (I)	13,795	118,223

Shire PLC, ADR	8,931	352,328

Property & Casualty Insurance 2.58%		405,378

ACE, Ltd.	3,740	214,526

W.R. Berkley Corp.	7,265	190,852
Railroads 1.02%		160,061

Kansas City Southern (I)	5,185	160,061

Regional Banks 2.35%		369,514

Cullen/Frost Bankers, Inc.	6,602	369,514

Restaurants 2.24%		351,748

Chipotle Mexican Grill, Inc. (Class A) (I)	6,931	351,748

Semiconductor Equipment 3.20%		504,220

KLA–Tencor Corp.	3,408	79,236

Lam Research Corp. (I)	11,620	259,823

Varian Semiconductor Equipment Associates, Inc. (I)	8,418	165,161

Semiconductors 2.49%		392,065

Atheros Communications (I)	9,172	164,821

Broadcom Corp. (Class A) (I)	7,640	130,491

Silicon Laboratories, Inc. (I)	3,727	96,753

Soft Drinks 1.61%		252,921

Hansen Natural Corp. (I)	9,989	252,921

Specialty Stores 3.03%		476,676

Dicks Sporting Goods, Inc. (I)	7,700	117,964

PetSmart, Inc.	18,218	358,712

See notes to financial statements

14	Mid Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Trucking 1.75%		$275,089

J.B. Hunt Transport Services, Inc.	9,676	275,089

Wireless Telecommunication Services 1.00%		157,253

American Tower Corp. (Class A) (I)	4,867	157,253

Total investments (Cost $22,796,686)† 100.83%		$15,860,685

Other assets and liabilities, net (0.83%)		($130,337)

Total net assets 100.00%		$15,730,348

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

SADR Sponsored American Depositary Receipt

(I) Non-income producing security.

† At October 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $22,930,430. Net unrealized depreciation aggregated $7,069,745, of which $269,807 related to appreciated investment securities and $7,339,552 related to depreciated investment securities.

See notes to financial statements

Annual report | Mid Cap Equity Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $22,796,686)	$15,860,685
Receivable for investments sold	498,186
Receivable for shares sold	18,133
Dividends and interest receivable	3,672
Receivable from affiliates	1,773

Total assets	16,382,449

Liabilities

Due to custodian	6,156
Payable for investments purchased	558,269
Payable for shares repurchased	6,384
Payable to affiliates
Management fees	18,424
Distribution and service fees	7,113
Other	16,226
Other payables and accrued expenses	39,529

Total liabilities	652,101

Net assets

Capital paid-in	36,887,557
Accumulated net realized loss on investments and foreign currency transactions	(14,220,256)
Net unrealized depreciation of investments	(6,936,000)
Accumulated net investment loss	(953)

Net assets	$15,730,348

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($9,767,262 ÷ 1,204,674 shares)	$8.11
Class B ($3,641,292 ÷ 464,670 shares)[1]	$7.84
Class C ($2,168,754 ÷ 276,333 shares)[1]	$7.85
Class I ($153,040 ÷ 18,478 shares)	$8.28

Maximum offering price per share

Class A ($8.11 ÷ 95.0%)[2]	$8.54

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Mid Cap Equity Fund | Annual report

F I N A N C I A L S T A T E M E N T S

Statement of operations For the year ended 10-31-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $2,217)	$80,776
Securities lending	71,817
Income from affiliated issuers	21,329
Interest	15,362

Total investment income	189,284

Expenses

Investment management fees (Note 5)	207,648
Distribution and service fees (Note 5)	148,826
Transfer agent fees (Note 5)	55,194
Accounting and legal services fees (Note 5)	3,034
Blue sky fees	68,683
Professional fees	66,401
Printing fees	33,377
Custodian fees	27,243
Trustees’ fees	411
Total expenses	610,817
Less expense reductions (Note 5)	(195,091)
Net expenses	415,726
Net investment loss	(226,442)

Realized and unrealized gain (loss)

Net realized loss on

Investments	(6,970,878)
Foreign currency transactions	(24,799)
(6,995,677)
Change in net unrealized appreciation (depreciation) of investments	(8,654,301)
Net realized and unrealized loss	(15,649,978)
Decrease in net assets from operations	($15,876,420)

See notes to financial statements

Annual report | Mid Cap Equity Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-07	10-31-08

Increase (decrease) in net assets

From operations
Net investment loss	($134,015)	($226,442)
Net realized gain (loss)	1,556,143	(6,995,677)
Change in net unrealized appreciation (depreciation)	1,059,377	(8,654,301)

Increase (decrease) in net assets resulting from operations	2,481,505	(15,876,420)
Distributions to shareholders

From net realized gain
Class A	(115,839)	(234,783)
Class B	(23,833)	(93,984)
Class C	(11,332)	(52,704)
Class I	(6,148)	(3,188)
	(157,152)	(384,659)
From Fund share transactions (Note 5)	18,844,311	6,853,158

Total increase (decrease)	21,168,664	(9,407,921)

Net assets

Beginning of year	3,969,605	25,138,269

End of year[1]	$25,138,269	$15,730,348

1 Includes accumulated net investment loss of $1,015 and $953, respectively.

See notes to financial statements

18	Mid Cap Equity Fund | Annual report

F I N A N C I A L S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	10-31-08

Per share operating performance

Net asset value, beginning of year	$11.35	$11.61	$13.38	$12.94	$15.82
Net investment loss[2]	(0.06)	(0.08)	(0.08)	(0.13)[3]	(0.07)
Net realized and unrealized
gain (loss) on investments	0.50	2.38	1.38	3.51	(7.41)
Total from investment operations	0.44	2.30	1.30	3.38	(7.48)
Less distributions
From net realized gain	(0.18)	(0.53)	(1.74)	(0.50)	(0.23)
Net asset value, end of year	$11.61	$13.38	$12.94	$15.82	$8.11
Total return (%)[4,5]	3.92	20.31	10.31	27.01	(47.91)

Ratios and supplemental data

Net assets, end of year (in millions)	$2	$2	$3	$15	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	2.42	2.97	4.25	2.94	2.08
Expenses net of all fee waivers	1.20	1.20	1.38	1.39	1.34
Expenses net of all fee waivers
and credits	1.20	1.20	1.38	1.39	1.34
Net investment loss	(0.56)	(0.65)	(0.66)	(0.88)[3]	(0.60)
Portfolio turnover (%)	46	63	47	64[6]	115

1 Audited by previous Independent Registered Public Accounting Firm.

 2 Based on the average of the shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Excludes merger activity.

See notes to financial statements

Annual report | Mid Cap Equity Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	10-31-08

Per share operating performance

Net asset value, beginning of year	$11.33	$11.54	$13.23	$12.70	$15.42
Net investment loss[2]	(0.12)	(0.14)	(0.17)	(0.22)[3]	(0.16)
Net realized and unrealized
gain (loss) on investments	0.51	2.36	1.38	3.44	(7.19)
Total from investment operations	0.39	2.22	1.21	3.22	(7.35)
Less distributions
From net realized gain	(0.18)	(0.53)	(1.74)	(0.50)	(0.23)
Net asset value, end of year	$11.54	$13.23	$12.70	$15.42	$7.84
Total return (%)[4,5]	3.49	19.72	9.67	26.23	(48.32)

Ratios and supplemental data

Net assets, end of year (in millions)	—[6]	—[6]	$1	$6	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	2.87	3.42	4.92	3.61	2.82
Expenses net of all fee waivers	1.65	1.65	2.05	2.06	2.06
Expenses net of all fee waivers
and credits	1.65	1.65	2.05	2.06	2.06
Net investment loss	(1.01)	(1.10)	(1.35)	(1.57)[3]	(1.33)
Portfolio turnover (%)	46	63	47	64[7]	115

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Less than $500,000.

7 Excludes merger activity.

See notes to financial statements

20	Mid Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	10-31-08

Per share operating performance

Net asset value, beginning of year	$11.33	$11.54	$13.23	$12.71	$15.42
Net investment loss[2]	(0.12)	(0.14)	(0.16)	(0.21)[3]	(0.15)
Net realized and unrealized
gain (loss) on investments	0.51	2.36	1.38	3.42	(7.19)
Total from investment operations	0.39	2.22	1.22	3.21	(7.34)
Less distributions
From net realized gain	(0.18)	(0.53)	(1.74)	(0.50)	(0.23)
Net asset value, end of year	$11.54	$13.23	$12.71	$15.42	$7.85
Total return (%)[4,5]	3.49	19.72	9.76	26.13	(48.25)

Ratios and supplemental data

Net assets, end of year (in millions)	—[6]	—[6]	—[6]	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.87	3.42	4.85	3.55	2.73
Expenses net of all fee waivers	1.65	1.65	1.98	2.00	1.98
Expenses net of all fee waivers
and credits	1.65	1.65	1.98	2.00	1.98
Net investment loss	(1.01)	(1.10)	(1.51)	(1.51)[3]	(1.26)
Portfolio turnover (%)	46	63	47	64[7]	115

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Less than $500,000.

7 Excludes merger activity.

See notes to financial statements

Annual report | Mid Cap Equity Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	10-31-08

Per share operating performance

Net asset value, beginning of year	$11.35	$11.66	$13.47	$13.10	$16.10
Net investment loss[2]	(0.03)	(0.04)	(0.03)	(0.05)[3]	(0.03)
Net realized and unrealized
gain (loss) on investments	0.52	2.38	1.40	3.55	(7.56)
Total from investment operations	0.49	2.34	1.37	3.50	(7.59)
Less distributions
From net realized gain	(0.18)	(0.53)	(1.74)	(0.50)	(0.23)
Net asset value, end of year	$11.66	$13.47	$13.10	$16.10	$8.28
Total return (%)[4,5]	4.37	20.58	10.82	27.62	(47.76)

Ratios and supplemental data

Net assets, end of year (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.12	2.67	3.81	3.03	1.60
Expenses net of all fee waivers	0.90	0.90	0.94	0.95	0.95
Expenses net of all fee waivers
and credits	0.90	0.90	0.94	0.95	0.95
Net investment income	(0.26)	(0.35)	(0.23)	(0.39)[3]	(0.21)
Portfolio turnover (%)	46	63	47	64[7]	115

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Less than $500,000.

7 Excludes merger activity.

See notes to financial statements

22	Mid Cap Equity Fund | Annual report

Notes to financial statements

Note 1
Organization

John Hancock Mid Cap Equity Fund (the Fund) is a diversified series of John Hancock Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In periods of decreasing liquidity such securities may also be fair valued.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events

Annual report | Mid Cap Equity Fund	23

that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for each class are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments made when actual amounts are known.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowings under the line of credit during the year ended October 31, 2008.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, to the maximum extent permitted by law to the extent of any overdraft.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return

24	Mid Cap Equity Fund | Annual report

the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent may be affected by the failure and by any delays in recovery of the securities (or loss of rights in the collateral).

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $14,086,512 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: October 31, 2009 — $6,962,951, October 31, 2010 — $145,008, and October 31, 2016 — $6,978,553. Availability of a certain amount of the loss carryforwards, which were acquired on May 25, 2007, in a merger with John Hancock Focused Equity Fund, may be limited in a given year.

The Fund is subject to the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years and interim periods beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of October 31, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended October 31, 2007, the tax character of distributions paid was as follows: long-term capital gain $157,152.

Annual report | Mid Cap Equity Fund	25

During the year ended October 31, 2008, the tax character of distributions paid was as follows: ordinary income $202,471 long-term capital gain $182,188. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to net operating losses and foreign currency transactions.

Note 3
Risks and uncertainties

Medium-size company risk

Stocks of medium-size companies tend to be more volatile than those of large companies, and may underperform stocks of either large or small companies. Medium-size companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Given this, medium-size stock may be thinly traded, leading to additional liquidity risk due to the inabilities to trade in large volume.

Risk associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000 and (c) 0.70% of the Fund’s average daily net asset value in excess of $1,000,000,000. The effective rate for the year ended October 31, 2008 is 0.80% of the

26	Mid Cap Equity Fund | Annual report

Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees, transfer agent fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 0.90% of the Fund’s average daily net asset value, on an annual basis, at least until February 29, 2009. Accordingly, the expense reductions related to this total expense limitation amounted to $173,565 for the year ended October 31, 2008. The Adviser reserves the right to terminate this limitation in the future. In addition, the Adviser has contractually limited the class specific expenses for Class A, Class B and Class C to 1.38%, 2.05% and 1.98%, respectively, of the Fund’s average daily net assets. This limitation is effective at least until February 28, 2009. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2008, JH Funds received net up-front sales charges of $46,001 with regard to sales of Class A shares. Of this amount, $7,386 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $36,661 was paid as sales commissions to unrelated broker-dealers and $1,954 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2008, CDSCs received by JH Funds amounted to $9,829 for Class B shares and $947 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays amonthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, and 0.04% for Classes A, B, C, and I, respectively, of each class’s average daily net assets.

• For the period of November 1, 2007 to

May 31, 2008, the Fund paid a monthly fee which is based on an annual rate of $15.00, $17.50, $16.50 and $15.00 for each shareholder account for Class A, B, C and I, respectively. Effective June 1, 2008, all classes paid a monthly fee based on an annual rate of $16.50 per shareholder account.

Annual report | Mid Cap Equity Fund	27

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Signature Services has agreed to contractually limit the transfer agent expenses to 0.30% for Classes A, B and C until February 28, 2009 and thereafter until terminated by Signature Services. Waivers and reimbursements under this plan were $12,157, $4,965 and $3,047 for Classes A, B and C, respectively, for the year ended October 31, 2008. In addition, the Fund receives earnings credits from Signature Services as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended October 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $1,357 for transfer agent credits earned.

Class level expenses for the year ended
October 31, 2008 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$46,555	$33,509
Class B	63,381	15,353
Class C	38,890	6,225
Class I	—	107
Total	$148,826	$55,194

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $3,034 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

28	Mid Cap Equity Fund | Annual report

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended October 31, 2007, and the year ended October 31, 2008, along with the corresponding dollar value.

	Year ended 10-31-07		Year ended 10-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	278,163	$4,034,286	332,401	$4,256,241
Issued in reorganization	592,060	8,717,076	362,947	5,289,086
Distributions reinvested	8,943	115,455	15,167	220,835
Repurchased	(125,374)	(1,819,788)	(485,189)	(5,804,293)
Net increase	753,792	$11,047,029	225,326	$3,961,869

Class B shares

Sold	92,709	$1,314,928	76,160	$971,048
Issued in reorganization	313,567	4,510,975	249,262	3,533,534
Distributions reinvested	1,823	23,063	6,300	89,268
Repurchased	(55,913)	(791,520)	(266,761)	(3,113,974)
Net increase	352,186	$5,057,446	64,961	$1,479,876

Class C shares

Sold	71,817	$1,033,516	74,004	$960,907
Issued in reorganization	137,816	1,983,416	165,008	2,340,914
Distributions reinvested	758	9,601	3,147	44,630
Repurchased	(19,985)	(282,753)	(178,802)	(2,023,529)
Net increase	190,406	$2,743,780	63,357	$1,322,922

Class I shares

Sold	196	$2,954	7,199	$97,528
Distributions reinvested	470	6,148	212	3,143
Repurchased	(912)	(13,046)	(943)	(12,180)
Net increase (decrease)	(246)	($3,944)	6,468	$88,491

Net increase	1,296,138	$18,844,311	360,112	$6,853,158

The Adviser and other subsidiaries of the John Hancock Life Insurance Company (JHLICO) owned 280,350, 13,772, 13,770 and 12,001 Class A, Class B, Class C and Class I shares of beneficial interest, respectively, of the Fund on October 31, 2008.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2008, aggregated $36,962,438 and $29,726,908, respectively.

Note 8
Reorganization

On May 9, 2007, the shareholders of John Hancock Focused Equity Fund (Focused Equity Fund) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Focused Equity Fund in exchange for Class A, Class B and Class C shares of the Fund. The acquisition was accounted for as a tax-free exchange of 592,060 Class A shares, 313,567 Class B shares and 137,816 Class C shares of the Fund for the net assets of the Focused Equity Fund, which amounted to $8,717,076, $4,510,975 and $1,983,416 for Class A, Class B and Class C shares of the Focused Equity Fund, respectively, including the total of $170,242 of unrealized appreciation, after the close of business on May 25, 2007.

Annual report | Mid Cap Equity Fund	29

On December 19, 2007, the shareholders of John Hancock Multi Cap Growth Fund (Multi Cap Growth Fund) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Multi Cap Growth Fund in exchange for Class A, Class B and Class C shares of the Fund. The acquisition was accounted for as a tax-free exchange of 362,947 Class A shares, 249,262 Class B shares and 165,008 Class C shares of the Fund for the net assets of the Multi Cap Growth Fund, which amounted to $5,289,086, $3,533,535 and $2,340,914 for Class A, Class B and Class C shares of the Multi Cap Growth Fund, respectively, including the total of $22,977 of unrealized appreciation, after the close of business on December 28, 2007.

30	Mid Cap Equity Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Series Trust and Shareholders of John Hancock Mid Cap Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Mid Cap Equity Fund (the Fund) at October 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2008 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 22, 2008

Annual report | Mid Cap Equity Fund	31

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2008.

The Fund has designated distributions to shareholders of $182,188 as a long-term capital gain dividend.

The Fund paid no ordinary distributions during the tax year ended October 31, 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

32	Mid Cap Equity Fund | Annual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Mid Cap Equity Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Series Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Mid Cap Equity Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/ Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings.

Annual report | Mid Cap Equity Fund	33

Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board recognized the relatively short operational history of the Fund. The Board viewed favorably that the Fund’s performance for the 1-year and 3-year periods was higher than the performance of the Peer Group and Category medians, and its benchmark index, the S&P Mid Cap 400/Citigroup Growth Index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Category, and was not appreciably higher than the Peer Group median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the median of its Category and Peer Group. The Board also noted that the Fund’s Net Expense Ratio was higher than the Category median but lower than the Peer Group median. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the

34	Mid Cap Equity Fund | Annual report

Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Annual report | Mid Cap Equity Fund	35

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2003	50

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2003	50

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since
2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century
Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen
(manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[4] Born: 1952	2008	50

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner,[2] Born: 1938	2003	50

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	50

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

36	Mid Cap Equity Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Dr. John A. Moore,[2] Born: 1939	2005	50

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	50

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (until 1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational Exchange
(since 2003).

Steven R. Pruchansky, Born: 1944	2003	50

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First
Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	267

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

Annual report | Mid Cap Equity Fund	37

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003);
Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President,
John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, LLC, John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

38	Mid Cap Equity Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Senior Vice President, John Hancock
Life Insurance Company (since 2004); Director, Executive Vice President and Chief Operating Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2007); Director, Executive Vice
President and Chief Operating Officer, John Hancock Investment Management Services, LLC (since
2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (since 2007); Director, Executive Vice President and Chief Financial Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005–2007); Director, Executive Vice
President and Chief Financial Officer, John Hancock Investment Management Services, LLC (2005–2007);
Executive Vice President and Chief Financial Officer, MFC Global (U.S.) (2005–2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock
Funds II, John Hancock Funds III and John Hancock Trust (2005–2007); Vice President and General
Manager, John Hancock Fixed Annuities, U.S. Wealth Management (2004–2005); Vice President,
Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008.

Annual report | Mid Cap Equity Fund	39

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Advisers, LLC
James R. Boyle†
William H. Cunningham	Subadviser
Deborah C. Jackson	MFC Global Investment
Charles L. Ladner*	Management (U.S.), LLC
Stanley Martin*
Dr. John A. Moore*	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Steven R. Pruchansky
*Members of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank & Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered
Francis V. Knox, Jr	public accounting firm
Chief Compliance Officer	PricewaterhouseCoopers LLP

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:

Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

40	Mid Cap Equity Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.	8100A 10/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $60,424 for the fiscal year ended October 31, 2008 (broken out as follows: John Hancock Mid Cap Equity Fund - $25,519 and John Hancock Global Real Estate Fund - $34,905; John Hancock Multi Cap Growth Fund merged into John Hancock Mid Cap Equity Fund on December 19, 2007 and John Hancock Technology Fund merged into John Hancock Rainier Growth Fund on October 3, 2008 ) and $64,600 for the fiscal year ended October 31, 2007 (broken out as follows: John Hancock Mid Cap Equity Fund - $10,000, John Hancock Multi Cap Growth Fund - $10,000, John Hancock Global Real Estate Fund - $12,500 and John Hancock Technology Fund - $32,100; John Hancock Focused Equity Fund merged into John Hancock Mid Cap Equity Fund on May 25, 2007). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended October 31, 2008 and fiscal year ended October 31, 2007 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $2,650 for the fiscal year ended October 31, 2008 (broken out as follows: John Hancock Mid Cap Equity Fund - $1,050 and John Hancock Global Real Estate Fund - $1,600) and $7,700 for the fiscal year ended October 31, 2007 (broken out as follows: John Hancock Mid Cap Equity Fund - $1,050, John Hancock Multi Cap Growth Fund - $1,050, John Hancock Global Real Estate Fund - $1,600 and John Hancock Technology Fund - $4,000). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended October 31, 2008 and fiscal year ended October 31, 2007 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended October 31, 2008, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $4,590,422 for the fiscal year ended October 31, 2008 and $1,410,869 for the fiscal year ended October 31, 2007.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 16, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: December 16, 2008